INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2024	$ 5,866
2025	4,826
2026	4,243
2027	4,195
2028	3,603
Thereafter	5,277
Intangible assets, net	$ 28,010	$ 33,964